OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008

April 21, 2010

Via Electronic Transmission

Michael Kosoff, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE

Washington, DC 20549

Re:     Oppenheimer Variable Account Funds
       Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A
       (SEC File No. 002-93177)

Dear Mr. Kosoff:
     Pursuant to your request in your comments of April 9 on Post-Effective Amendment No. 55 to the registration statement of Oppenheimer Variable Account Funds (SEC File No. 002-93177), attached are completed fee tables (including any footnotes) for the following Oppenheimer Variable Account Funds:

Balanced Fund/VA
Capital Appreciation Fund/VA
Core Bond Fund/VA
Global Securities Fund/VA
Global Strategic Income Fund/VA
High Income Fund/VA
Main Street Fund/VA
Main Street Small Cap Fund/VA
Money Fund/VA
Small- & Mid-Cap Growth Fund/VA
Value Fund/VA

Please direct any questions you may have regarding the amendment or this letter to:

Nancy S. Vann
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008

Tel: (212) 323-5089
Fax: (212) 321-4071

nvann@oppenheimerfunds.com

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President and Associate Counsel

cc:     Eric Purple, Esq.

          Kate Ives, Esq.

          Gloria LaFond